Share capital (Details)										1 Months Ended	12 Months Ended
	Feb. 03, 2021 USD ($) Vote / shares EquityInstruments $ / shares shares	Feb. 02, 2021 Vote / shares $ / shares	Dec. 29, 2020 USD ($) shares	Oct. 19, 2020 USD ($)	Sep. 29, 2020 Options	Apr. 01, 2020 USD ($) shares	Jan. 29, 2020 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) shares	Feb. 06, 2018 USD ($) shares	Apr. 30, 2020 USD ($) Options $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2020 $ / shares
Common Share capital
Proceeds from issue of ordinary shares											$ 655,600,000		$ 18,900,000
Percentage of Company's outstanding common shares collectively owned (as a percent)							4.00%
Basic total weighted average number of common shares outstanding | shares											224,156,034	189,681,394	188,693,316
Effect of dilutive securities - Share option awards | shares											1,366,938	629,104	401,897
Diluted total weighted average number of common shares outstanding | shares											225,522,972	190,310,498	189,095,213
TELUS Corporation
Common Share capital
Proceeds from issue of ordinary shares							$ 126,100,000
Managed IT Services
Common Share capital
Fair value of shares issued											$ 48,800,000
CCC | TELUS Corporation
Common Share capital
Proceeds from issue of ordinary shares							$ 126,100,000
IPO
Common Share capital
Share split ratio | EquityInstruments	4.5
Shares issued (in shares) | shares	20,997,375
Share issue price (in dollars per share) | $ / shares	$ 25.00
Net proceeds	$ 490,000,000
Subordinate voting shares | IPO
Common Share capital
Number of votes per common share | Vote / shares	1
Shares issued (in shares) | shares	20,997,375
Share issue price (in dollars per share) | $ / shares	$ 25.00
Net proceeds	$ 490,000,000
Multiple voting shares | IPO
Common Share capital
Number of votes per common share | Vote / shares	10
Class A, B, and C common shares | CCC
Common Share capital
Per share value paid | $ / shares							$ 8.46
Class A and B common shares | Lionbridge AI
Common Share capital
Per share value paid | $ / shares														$ 19.82
Estimated fair market value of common shares | $ / shares											$ 22.36
Class A common shares
Common Share capital
Number of votes per common share | Vote / shares		1.0001
Shares issued | shares									4,180,995		148,421,976	120,762,495	120,762,495
Issue of equity											$ 348,800,000		$ 25,700,000
Class A common shares | TELUS Corporation
Common Share capital
Shares issued | shares									25,700,000
Shares issued (in shares) | shares			7,552,089			5,434,780	14,672,610		4,180,995	5,434,780
Issue of equity									$ 25,700,000
Proceeds from issue of ordinary shares			$ 149,600,000			$ 75,000,000				$ 75,000,000
Class A common shares | CCC | TELUS Corporation
Common Share capital
Shares issued (in shares) | shares							14,672,610
Class A common shares | Lionbridge AI | TELUS Corporation
Common Share capital
Shares issued (in shares) | shares			7,552,089
Proceeds from issue of ordinary shares			$ 149,600,000
Class B common shares
Common Share capital
Number of votes per common share | Vote / shares		1
Shares issued | shares											82,144,186	65,251,305	65,251,305
Issue of equity											$ 214,800,000		$ 13,900,000
Class B common shares | Baring Private Equity Asia
Common Share capital
Shares issued (in shares) | shares			4,054,954				8,021,790		2,251,305
Proceeds from issue of ordinary shares			$ 80,400,000				$ 67,900,000		$ 13,900,000
Share options granted | Options					4,816,138					4,816,138
Exercise price of options | $ / shares										$ 13.80
Aggregate consideration				$ 66,500,000
Class B common shares | CCC | Baring Private Equity Asia
Common Share capital
Shares issued (in shares) | shares							8,021,790
Proceeds from issue of ordinary shares							$ 67,900,000
Class B common shares | Lionbridge AI | Baring Private Equity Asia
Common Share capital
Shares issued (in shares) | shares			4,054,954
Proceeds from issue of ordinary shares			$ 80,400,000
Class C common shares
Common Share capital
Number of votes per common share | Vote / shares		1.0002
Shares issued | shares											4,178,969	418,500	418,500
Number of shares issued upon conversion of Class A common shares | shares											1
Issue of equity											$ 50,700,000
Class C common shares | TELUS Corporation
Common Share capital
Shares reserved for issuance | shares											3,754,066	1,678
Shares issued (in shares) | shares							225,000
Class C common shares | Managed IT Services
Common Share capital
Shares issued for acquisition						3,535,470
Fair value of shares issued						$ 48,800,000
Class C common shares | Managed IT Services | TELUS Corporation
Common Share capital
Shares issued for acquisition						3,535,470
Fair value of shares issued						$ 48,800,000
Class C common shares | CCC | TELUS Corporation
Common Share capital
Shares issued (in shares) | shares							225,000
Class D common shares
Common Share capital
Shares issued | shares											3,249,094	3,249,094	3,249,094
Issue of equity													$ 20,000,000
Class D common shares | Company controlled by a member of our Senior Leadership Team
Common Share capital
Shares issued (in shares) | shares								812,272
Proceeds from issue of ordinary shares								$ 5,000,000
Class D common shares | Xavient Information Systems
Common Share capital
Number of shares issued, held in escrow | shares												487,363
Shares issued for acquisition									2,436,822
Fair value of shares issued									$ 15,000,000
Class E common shares
Common Share capital
Shares issued | shares											6,520,517
Issue of equity											$ 90,000,000
Class E common shares | CCC
Common Share capital
Shares issued (in shares) | shares							6,520,518
Proceeds from issue of ordinary shares							$ 90,000,000
Per share value paid | $ / shares							$ 13.8
Convertible Redeemable Preferred A Shares
Common Share capital
Redeemable price per share (in Cdn$ per share) | $ / shares		$ 10,000
Convertible Redeemable Preferred B Shares
Common Share capital
Redeemable price per share (in Cdn$ per share) | $ / shares		$ 1,000